Dear Shareholder:

We are pleased to submit the semi-annual report for The Kansas Municipal Fund. Included with this report is a list of portfolio holdings, along with the financial statements for the period ended January 31, 1997.

Management Discussion and Analysis:

Moderate economic growth and low inflation during the period allowed municipal bond prices to advance generally until later in the period. Then bond values began to move lower as concerns about possible Federal Reserve monetary policy tightening settled into the market. The adviser employed a protective hedge by using U.S. Treasury futures in anticipation of lower valuations. This had the effect of stabilizing share price from erosion during periods when interest rates were rising and tempering share price increases when interest rates decreased.

The Kansas Municipal Fund turned in steady performance for the period. Net asset value per share was $12.14 at the beginning of the period and increased to $12.30 by January 31, 1997. The adviser continues to invest primarily in high-grade Kansas tax-exempt bonds. More information on the portfolio makeup and performance are included on the next page.

Economic Outlook and Municipal Bond Overview:

U.S. economic growth has continued at a moderate pace and inflation has not been excessive. As 1997 unfolds we anticipate that the Federal Reserve will remain vigilant and may possibly move to curb inflation by tightening credit. Tax-exempt bonds should offer reasonable stability and liberal returns in the months ahead.

We continue to be pleased with the performance of the Fund and would like to take this opportunity to thank you for your support and look forward to serving the shareholders of The Kansas Municipal Fund.

                                   Sincerely,



                                   Robert E. Walstad
                                   President

THE KANSAS MUNICIPAL FUND
January 31, 1997 (Unaudited)

                           The Kansas Municipal Fund
                           -------------------------
                          Performance and Composition

Portfolio Quality Ratings
-------------------------
[pie chart]
AAA      57.8%
AA       15.6%
A        20.6%
NR        6.0%
(non-rated)
(Based on Total Long-Tern Investments)

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Service and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Key Statistics
--------------
7-31-96 NAV (share value)     $12.14
1-31-97 NAV                   $12.30
Average Maturity              19.4 yrs.
Average Duration              6.3 yrs.
Number of Issues              133
Total Net Assets              $130,903,480

Lipper Ranking
--------------
1 yr.     5 yr.     Since Inception
-----------------------------------
 #8        #8             N/A
-----------------------------------

Lipper Analytical Services is an independent mutual fund ranking service. Rankings are based on average annual total returns for the periods ending 1-31-97 for funds in the "Other States Municipal Debt Funds" category. The 1 yr. And 5 yr. Rankings are out of a total of 63 and 11 funds, respectively.

Average Annual Total Returns
----------------------------
For periods ending January 31, 1997
-----------------------------------
Average Annual Total Returns
-----------------------------------
1 yr.     5 yr.     Since Inception
-----------------------------------
3.86%*    6.74%*         7.18%*
-----------------------------------
*The 1 yr., 5 yr., and Since Inception returns do not include the effect of the 4.25% maximum Sales Charge. They would have been (0.55%), 5.82%, and 6.44% respectively, if they had. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Portfolio Market Sectors
------------------------
[pie chart]
Insured         50.7%
Housing         15.1%
Healthcare      10.1%
Utilities        7.1%
Other            4.2%
Gen. Obligation  3.9%
Education        3.9%
Transportation   2.7%
Real Estate      2.3%
(As a % of Net Assets)

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

Portfolio Manager's Comments
----------------------------
Moderate economic growth and low inflation in 1996 led to a good year for The Kansas Municipal Fund. This was achieved by investing primarily in high quality, double tax-exempt Kansas municipal bonds with areas of concentration in healthcare, housing, and utility bond issues.

Looking forward in 1997, we expect the U.S. Economy will continue its expansion, with real Gross Domestic Product (GDP) growing slightly stronger than in 1996. This could lead to slightly higher inflation as is evident in wages, as well as in consumer and industrial materaial prices.

The higher-than-expected growth and inflation should prompt the Federal Reserve to raise rates sometime in 1997. However, we think the increases will be gradual enough to prevent a major market decline, although some volatility is to be expected.

With this in mind, our efforts will be to continue to provide a high level of tax-free income, consistent with preservation of capital.

Schedule of Investments  January 31, 1997 (Unaudited)

Name of Issuer
                                             Ratings
Percentages represent the market value       ----------------
of each investment category to net assets              Std. &    Coupon                   Principal        Market
                                             Moody's   Poor's     Rate      Maturity        Amount         Value
--------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.6%)

GENERAL OBLIGATION (3.9%)
Johnson Co., KS Int. Imp. & Rev.             Aa-2      AA        6.125%     09/01/12     $ 2,410,000    $  2,538,164
Park City, KS G.O. Ref. & Sewer              NR        NR        5.500      12/01/13         275,000         269,090
Shawnee, KS G.O. Int. Imp.                   A-1       NR        5.800      12/01/05         485,000         515,880
Shawnee, KS G.O. Int. Imp.                   A-1       NR        5.850      12/01/06         235,000         254,058
Topeka, KS G.O.                              Aa-2      NR        5.650      08/15/11         500,000         513,395
Wyandotte Co., KS USD #203 (Piper) G.O.
 Ref. Imp.                                   NR        NR        6.600      09/01/13       1,000,000       1,074,100
                                                                                                        ------------
                                                                                                        $  5,164,687
                                                                                                        ------------
HOUSING (15.1%)
Ford Co., KS Single Family Mtg. Rev. Ref.   A-1        NR        7.900%     08/01/10     $   895,000    $    940,994
Hutchinson, KS Single Family Mtg. Rev. Ref. A-1        NR        6.500      12/01/09         370,000         379,294
Hutchinson, KS Single Family Mtg. Rev. Ref. A-1        NR        8.875      12/01/12       3,120,000       3,270,634
Johnson Co., KS Single Family Mtg. Rev.     A-1        NR        7.100      05/01/12       1,450,000       1,514,887
Kansas City, KS GNMA Coll. Mtg. Rev. SFMR   NR         AAA       7.350      12/01/23         745,000         763,141
Kansas City, KS GNMA Coll. Mtg. Rev. Hsg.   Aaa        NR        5.900      11/01/27       2,105,000       2,075,383
KS Dev. Finance Auth. (Martin Creek) Hsg.
 Dev. Rev.                                  Aa-2       NR        6.600      08/01/34       1,900,000       1,915,865
KS Dev. Finance Auth. (Martin Creek) Hsg.
 Dev. Rev.                                  Aa-2       NR        6.500      08/01/24         750,000         751,027
KS Dev. Finance Auth. Multi-Family Hsg.
 Rev.                                       NR         AAA       6.000      12/01/21       1,375,000       1,378,905
Labette Co., KS Single Family Mtg. Rev.
 Ref.                                       A-1        NR        8.400      12/01/11         600,000         631,740
Lawrence, KS (Brandon Woods) Multi-Family
 Hsg. Dev. Rev. Ref.                        NR         AAA       6.625      04/01/12       2,000,000       2,036,820
Reno Co., KS Single Family Mtg. Rev. Ref.   Aaa        NR        8.700      09/01/11         385,000         405,690
Saline Co., KS Single Family Mtg. Rev. Ref. A-1        NR        9.500      10/01/11         140,000         146,889
Seward Co., KS Single Family Mtg. Rev.      NR         AA-       7.375      12/01/09         480,000         489,638
Seward Co., KS Single Family Mtg. Rev. Ref. A-1        NR        8.000      05/01/11         525,000         553,061
Wichita, KS Multi-Family Hsg. Rev.          NR         A         5.850      11/01/25       1,000,000         992,970
Wichita, KS Single Family Mtg. Rev. Ref.    A-1        NR        7.100      09/01/09       1,460,000       1,516,648
                                                                                                        ------------
                                                                                                        $ 19,763,586
                                                                                                        ------------
INSURED/GUARANTEED (50.7%)
*Allen Co., KS USD #258 (Humboldt) G.O.
 School Bldg. AMBAC Insured                 Aaa        AAA       7.000%     09/01/09     $   630,000    $    722,440
*Burlington, KS Gas and Electric PCR
 MBIA Insured                               Aaa        AAA       7.000      06/01/31       4,000,000       4,361,080
Butler Co., KS USD #402 (Augusta) G.O.
 Ref. CGIC Insured                          Aaa        AAA       5.250      10/01/12       2,000,000       1,980,160
Butler Co., KS USD #394 (Rose Hill) G.O.
 Ref. &  AMBAC Insured                      Aaa        AAA       5.375      09/01/13       1,935,000       1,937,399
Garnett, KS Utility Ref. & Imp. Rev.
 MBIA Insured                               Aaa        AAA       6.000      10/01/17         500,000         520,920
Johnson Co., KS USD #232 (DeSoto) G.O.
 School Bldg CGIC Insured                   Aaa        AAA       6.000      03/01/12         500,000         524,030
Johnson Co., KS (Olathe) USD #233 G.O.
 AMBAC Insured                              Aaa        AAA       5.625      09/01/14         650,000         659,828
Kansas City, KS Comm. College Rev.
 MBIA Insured                               Aaa        AAA       5.000      05/15/16       1,150,000       1,086,911
Kansas City, KS (Rainbow Towers) Multi-
 Family Hsg. FHA Gtd.                       NR         AAA       6.600      07/01/14         250,000         253,583
Kansas City/Leavenworth Co./Lenexa, KS
 GNMA Coll. Mtg. Rev. GNMA Gtd.             NR         AAA       8.400      05/01/15         215,000         225,410
Kansas City/Leavenworth Co./Lenexa, KS
 GNMA Coll. Mtg. Rev. GNMA Gtd.             NR         AAA       7.850      11/01/10         620,000         654,832
Kansas City/Leavenworth Co./Lenexa, KS
 GNMA Coll. Mtg. Rev. GNMA Gtd.             NR         AAA       8.000      11/01/20         155,000         164,342
KS Dev. Finance Auth. (Sec. 8 Asstd.
 Proj.) Hsg. Dev. Rev. Ref. MBIA Insured    Aaa        AAA       6.000      07/01/12         200,000         202,412
Kansas City, KS Utility System Ref. & Imp.
 AMBAC Insured                              Aaa        AAA       6.300      09/01/16       2,000,000       2,141,380
Kansas City, KS Utility System Ref. & Imp.
 FGIC Insured                               Aaa        AAA       6.375      09/01/23       8,750,000       9,308,775
KS Dev. Finance Auth. (Sect. 8) Hsg. Dev.
 Rev. Ref. MBIA Insured                     Aaa        AAA       6.300      07/01/12         285,000         289,785
KS Dev. Finance Auth. (Sect. 8) Hsg. Dev.
 Rev. Ref. MBIA Insured                     Aaa        AAA       6.400      01/01/24         770,000         774,451
KS Dev. Finance Auth. (Brd.  of Regents)
 AMBAC Insured                              Aaa        AAA       5.875      06/01/21         750,000         759,825
KS Dev. Finance Auth. (El Dorado/ Larned)
 Ref. Rev. MBIA Insured                     Aaa        AAA       6.000      02/01/12       2,000,000       2,111,680
KS Dev. Finance Auth. (Stormont Vail)
 Hlth. Care Rev. MBIA Insured               Aaa        AAA       5.800      11/15/21         680,000         680,116
KS Dev. Finance Auth. (St. Luke's/Shawnee
 Mission) Rev. MBIA Insd.                   Aaa        AAA       5.375      11/15/26       1,500,000       1,436,985
KS St. Dev. Finance Auth. (Hays Med. Ctr.)
 Hlth. Facs. Rev. MBIA Insd.                Aaa        NR        5.500      11/15/22         750,000         739,972
KS Turnpike Authority Rev. AMBAC Insured    Aaa        AAA       5.400      09/01/09         260,000         265,002
KS Turnpike Authority Rev. AMBAC Insured    Aaa        AAA       5.250      09/01/13       1,020,000       1,009,586
KS Turnpike Authority Rev. AMBAC Insured    Aaa        AAA       5.250      09/01/17         950,000         926,554
KS Turnpike Authority Rev. FGIC Insured     Aaa        AAA       5.550      09/01/17       1,000,000         994,980
Leavenworth Co., KS (Lansing) USD #469
 G.O. AMBAC Insured                         Aaa        AAA       5.750      09/01/14         875,000         889,578
Leavenworth Co., KS (Lansing) USD #469
 G.O. CGIC Insured                          Aaa        AAA       5.750      09/01/15         930,000         942,778
Lenexa, KS (Barrington Park) Multi-Family
 Hsg. Rev. ASSET GUAR. Insured              Aaa        AAA       6.050      02/01/06         350,000         358,526
Lenexa, KS (Barrington Park) Multi-Family
 Hsg. Rev. ASSET GUAR. Insured              Aaa        AAA       6.450      02/01/18       2,500,000       2,529,475
McPherson Co., KS (McPherson) USD #418
 G.O. CGIC Insured                          Aaa        AAA       5.750      09/01/13         350,000         361,613
Miami Co., KS Water Dist. #2 Ref. Rev.
 ASSET GUAR. Insured                        Aaa        AA        6.100      12/01/06         255,000         266,506
Miami Co., KS Water Dist. #2 Ref. Rev.
 ASSET GUAR. Insured                        Aaa        AA        6.150      06/01/07         245,000         255,662
Olathe, KS Health Care Ref. AMBAC Insured   Aaa        AAA       6.000      05/01/19         900,000         905,535
Olathe, KS Health Care Ref. AMBAC Insured   Aaa        AAA       6.000      09/01/11       1,000,000       1,026,040
Olathe, KS Health Care Ref. AMBAC Insured   Aaa        AAA       5.875      09/01/16       2,000,000       2,048,980
Olathe, KS (Medical Center) Hlth. Care
 AMBAC Insured                              Aaa        AAA       5.500      09/01/18         730,000         721,284
Olathe, KS (Medical Center) Hlth. Care
 AMBAC Insured                              Aaa        AAA       5.500      09/01/24         740,000         721,922
Olathe/Labette Co., KS GNMA Coll. Mtg.
 Rev. MBIA Insured                          Aaa        AAA       8.000      11/01/20         200,000         208,626
Olathe/Labette Co., KS GNMA Coll. Mtg.
 Rev. GNMA Gtd.                             NR         AAA       7.750      09/01/22         160,000         167,067
Pratt, KS Electric Utility Sys. Ref. &
 Imp. Rev. AMBAC Insured                    Aaa        AAA       6.600      11/01/07       1,000,000       1,113,500
Salina, KS (Asbury-Saline Regl. Med.
 Ctr.) Rev. Ref. AMBAC  Insured             Aaa        AAA       5.300      10/01/13         750,000         737,842
Salina, KS Comb. Water & Sewage Sys.
 Imp. Rev. MBIA Insured                     Aaa        AAA       6.250      10/01/12         500,000         531,750
Salina, KS Comb. Water & Sewage Sys.
 Ref. Rev. MBIA Insured                     Aaa        AAA       5.250      09/01/12         500,000         489,660
Sedgwick/Shawnee Cos., KS Single Family
 Mtg. Ref. Rev. GNMA Gtd.                   Aaa        NR        7.750      11/01/24         540,000         557,415
Sedgwick/Shawnee Cos., KS Single Family
 Mtg. GNMA Gtd.                             Aaa        NR        8.050      05/01/24         375,000         389,486
Sedgwick/Shawnee Cos., KS Single Family
 Mtg. GNMA Gtd.                             Aaa        NR        7.800      11/01/24         460,000         477,512
Sedgwick/Shawnee Cos., KS Coll. Mtg.
 Rev. GNMA Gtd.                             NR         AAA       8.250      11/01/20         350,000         365,162
Sedgwick/Shawnee Cos., KS Coll. Mtg.
 Loan  GNMA Gtd.                            NR         AAA       7.875      04/01/11         380,000         398,339
Sedgwick/Shawnee Cos., KS Coll. Mtg.
 Rev. MBIA Gtd.                             Aaa        AAA       7.875      12/01/21         285,000         294,719
Sedgwick/Shawnee Cos., KS Coll. Mtg.
 Loan  GNMA Gtd.                            Aaa        NR        7.000      12/01/98         130,000         129,912
Sedgwick Co., KS USD #260 (Derby) G.O.
 AMBAC Insured                              Aaa        AAA       6.000      10/01/10         500,000         527,525
Sedgwick Co., KS (Maize) USD #266 G.O.
 FGIC Insured                               Aaa        AAA       5.500      09/01/10         465,000         476,197
Sedgwick Co., KS (Maize) USD #266 G.O.
 FGIC Insured                               Aaa        AAA       5.250      09/01/13       2,805,000       2,788,563
Seward Co., KS G.O.                         Aaa        AAA       6.000      08/15/13         750,000         790,342
Shawnee Co., KS (Meninger) Health Care
 Rev. CGIC Insured                          Aaa        AAA       5.000      08/15/16       1,400,000       1,309,546
Shawnee Co., KS (Auburn-Washburn) USD #437
 G.O. FGIC Insured                          Aaa        AAA       6.600      09/01/09         500,000         544,640
Shawnee Co., KS (Auburn-Washburn) G.O.
 AMBAC Insured                              Aaa        AAA       5.250      09/01/11         250,000         250,660
Shawnee Co., KS (Auburn-Washburn) G.O.
 AMBAC Insured                              Aaa        AAA       5.250      09/01/12         350,000         348,947
Shawnee Co., KS (Auburn-Washburn) G.O.
 AMBAC Insured                              Aaa        AAA       5.250      09/01/13         500,000         497,070
Sumner Co., KS USD #357 (Belle Plaine)
 G.O. Ref. Imp. AMBAC Insured               Aaa        AAA       5.550      09/01/13         625,000         631,519
Wellington, KS Elect. Wtrwks. & Sew.
 Util. Sys. Rev. AMBAC Insured              Aaa        AAA       6.250      05/01/12       1,250,000       1,330,275
Wichita, KS Airport Auth. Facilities Ref.
 Rev. ASSET GUAR. Insured                   Aaa        AAA       7.000      03/01/05         440,000         461,674
Wichita, KS (St. Francis Regl. Medl.
 Ctr.) Facs. Imp. MBIA Insured              Aaa        AAA       6.250      10/01/10         250,000         272,013
Wichita, KS (St. Francis Regl. Medl.
 Ctr.) Facs. Imp. Ref. MBIA Insured         Aaa        AAA       6.250      10/01/10       1,000,000       1,088,050
Wichita, KS Public Bldg. Comm. Rev.
 WSU AMBAC Insured                          Aaa        AAA       5.750      02/01/17         350,000         354,574
Wichita, KS Water & Sewer Utility Ref.
 & Imp. FGIC Insured                        Aaa        AAA       6.000      10/01/12       1,000,000       1,048,360
Wichita, KS Multi-Family Hsg. Rev.
 Ref. GNMA Gtd.                             Aaa        NR        6.125      08/20/28       1,900,000       1,909,177
Wyandotte Co., KS G.O. Ref. & Imp.
 FGIC Insured                               Aaa        AAA       7.000      09/01/05         125,000         132,681
                                                                                                        ------------
                                                                                                        $ 66,383,140
                                                                                                        ------------
LEISURE & RECREATION (0.6%)
Blue Valley, KS Recreation Commission
 COP's                                      NR         NR        6.600%      04/01/07    $   245,000    $    264,666
Johnson Co., KS Park & Rec. Rev. Ref.       NR         NR        7.200       01/01/09        500,000         529,325
                                                                                                        ------------
                                                                                                        $    793,991
                                                                                                        ------------
MEDICAL CARE (10.1%)
Kansas City, KS Hospital Rev. (Prov.
 -St. Margaret) Hlth. Center                 NR         A-        8.100%      12/01/04    $   574,000    $   585,807
Kansas City, KS (St. Margaret Hlth. Ctr.)
 Hosp. Rev.                                 Aa-2       NR        5.900       08/01/05        300,000         316,911
Lawrence, KS (Memorial Hosp.) Hosp. Rev.    A-2        NR        6.000       07/01/09      2,000,000       2,072,420
Lawrence, KS (Memorial Hosp.) Hosp. Rev.    A-2        NR        6.200       07/01/14      1,200,000       1,243,956
Lawrence, KS (Memorial Hosp.) Rev.          A-2        NR        6.200       07/01/19      1,725,000       1,763,950
Merriam, KS (Shawnee Mission Medical
 Ctr.) Rev.                                 NR         A-        7.250       09/01/21      1,000,000       1,078,970
Wichita, KS (St. Francis Hosp. & Sch.)
 Hosp. Rev. ESCROWED                        NR         AAA       6.750       10/01/07        595,000         617,045
Wichita KS (CSJ Hlth. Sys.) Rev.            NR         A-        7.000       11/15/08        640,000         694,458
Wichita KS (CSJ Hlth. Sys.) Rev.            NR         A-        7.200       10/01/15      2,225,000       2,395,880
Wichita KS (CSJ Hlth. Sys.) Rev.            NR         A-        7.000       11/15/18      2,350,000       2,507,615
                                                                                                        ------------
                                                                                                        $ 13,277,012
                                                                                                        ------------
POLLUTION CONTROL (1.2%)
KS Dev. Finance Auth. (KS Water Fund) PCR   Aa-2       AA+       6.000%      11/01/14    $   500,000    $    518,960
KS Dev. Finance Auth. (KS Water Fund) PCR   Aa-1       AA+       5.600       05/01/17      1,000,000       1,008,620
                                                                                                        ------------
                                                                                                        $  1,527,580
                                                                                                        ------------
REAL ESTATE (2.3%)
Wichita, KS (Cessna Citation Svc. Ctr.)
 Airport Rev.                               NR         AA+       7.250%      05/15/30    $   100,000    $    100,866
Hays, KS Sales Tax Rev.                     NR         NR        6.875       09/01/12        500,000         528,335
Hiawatha, KS (Wal-Mart Stores) Industrial
 Rev. Ref.                                  NR         AA        6.750       01/01/06        595,000         630,980
KS Dev. Fin. Auth. (KS Hwy. Patrol
 Training Fac.) Rev.                        NR         NR        6.300       12/01/05        450,000         482,395
Wichita, KS Public Bldg. Commission
 Real Estate Rev.                           A-2        A+        5.500       08/01/14      1,215,000       1,207,552
                                                                                                        ------------
                                                                                                        $  2,950,128
                                                                                                        ------------
TRANSPORTATION (2.7%)
KS Dept. of Transportation Hwy. Rev.        Aa-2       AA        6.000%      09/01/09    $   150,000    $    159,696
KS Dept. of Transportation Hwy. Rev.        Aa-2       AA        6.000       09/01/12      2,200,000       2,321,550
KS Dept. of Transportation Hwy. Rev.        Aa-2       AA        5.375       03/01/13      1,000,000         998,280
                                                                                                        ------------
                                                                                                        $  3,479,526
                                                                                                        ------------
SCHOOL (3.9%)
Cowley Co., KS Community College COP's      A-2        NR        7.000%      03/01/12    $   900,000    $    966,555
Douglas Co., KS USD # 497 (Lawrence) G.O.   Aa-2       NR        6.000       09/01/15      1,000,000       1,054,170
Gray Co., KS (Cimmarron) USD #102 G.O.      NR         NR        6.800       09/01/15        500,000         547,405
Johnson Co., KS (Shawnee Mission) USD
 #512 G.O.                                  Aa-1       AA        5.300       10/01/14        900,000         884,385
KS Dev. Fin. Auth. (KS Brd. Rgts.-
 Lewis Field Stadium)                       NR         NR        6.000       04/01/08        500,000         518,725
KS Dev. Fin. Auth. (KS Brd. Rgts.)
 Energy Cons. Rev.                          A-2        A+        6.350       03/01/09        300,000         316,995
Lyon Co., KS USD #253 G.O. Ref.             A-2        NR        5.600       10/01/10        800,000         817,320
                                                                                                        ------------
                                                                                                        $  5,105,555
                                                                                                        ------------
UTILITIES (7.1%)
Gardner, KS Electric Utility Rev.           NR         NR        7.000%      11/01/09    $ 1,000,000    $  1,092,180
Atchison, KS Sewer System Rev.              NR         NR        6.700       09/01/12        115,000         123,454
Atchison, KS Sewer System Rev.              NR         NR        6.700       09/01/13        125,000         134,334
Johnson Co., KS Water Dist. #1 Water
 Rev. Ref.                                  Aa-2       AA+       6.500       12/01/13        500,000         539,675
Johnson Co., KS Water Dist. #1 Rev.         Aa-2       AA+       6.250       12/01/11        700,000         747,306
Johnson Co., KS Water Dist. #1 Rev. Ref.    Aa-2       AA+       5.300       12/01/12      3,000,000       2,960,460
Johnson Co., KS Water Dist. #1 Rev. Ref.    Aa-2       AA+       5.250       12/01/15      1,000,000         967,200
Johnson Co., KS Water Dist. #1 Water Rev.   Aa-2       AA+       5.750       12/01/19        500,000         501,900
Miami Co., KS Water Dist. #2 Ref. Rev.      Aaa        AA        6.100       06/01/06        230,000         239,207
Park City, KS Sewer System Rev.             NR         NR        5.500       12/01/09      1,000,000       1,001,570
Sabetha, KS G.O. Ref. & Water               NR         NR        5.500       12/01/13        400,000         395,668
Scott City, KS G.O. Water System Ref.       NR         NR        6.100       09/01/14        625,000         652,544
                                                                                                        ------------
                                                                                                        $  9,355,498
                                                                                                        ------------
TOTAL KANSAS MUNICIPAL BONDS (COST:  $124,003,776)                                                      $127,800,703

SHORT TERM SECURITIES (1.5%)
Federated Tax Free Trust (COST:  $1,998,618)                                                               1,998,618
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES (Cost: $126,002,394 )                                                   $129,799,321
                                                                                                        ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997(Unaudited)

Statement of Assets and Liabilities January 31, 1997 (Unaudited)
----------------------------------------------------------------

Assets
     Investment in securities, at value (cost: $126,002,394)            $129,799,321
     Cash                                                                    312,183
     Accrued dividends receivable                                              2,673
     Accrued interest receivable                                           2,451,732
     Receivable for fund shares sold                                          27,928
                                                                        ------------
        Total Assets                                                    $132,593,837
                                                                        ------------

Liabilities
     Dividends payable                                                  $    541,014
     Accrued expenses                                                        104,825
     Security purchases payable                                            1,005,133
     Payable for fund shares redeemed                                         38,135
     Variation margin on futures                                               1,250
                                                                        ------------
        Total Liabilities                                               $  1,690,357
                                                                        ------------

Net Assets                                                              $130,903,480
                                                                        ============
        Net asset value per share, 10,644,305 shares outstanding        $      12.30
                                                                        ============

Statement of Operations  for the six months ended January 31, 1997(Unaudited)
-----------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                           $  3,874,814
     Dividend                                                                 37,420
                                                                        ------------
        Total Investment Income                                         $  3,912,234
                                                                        ------------

EXPENSES
     Investment advisory fees                                           $    328,871
     Distribution fees (12b-1)                                               164,435
     Custodian fees                                                           13,652
     Transfer agent                                                           67,573
     Accounting service fees                                                  39,226
     Audit and legal fees                                                     10,554
     Directors fees                                                            4,386
     Printing and postage                                                      9,645
     License, fees, and registrations                                          2,836
                                                                        ------------
        Total Expenses                                                  $    641,178
      Less expenses waived or absorbed
       by the Fund's manager                                                  44,320
                                                                        ------------
        Total Net Expenses                                              $    596,858
                                                                        ------------

NET INVESTMENT INCOME                                                   $  3,315,376
                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investments                                                        $    (58,155)
     Futures                                                                (280,395)
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                           2,076,856
     Futures                                                                  (1,250)
                                                                        ------------
          Net Realized And Unrealized Gain (Loss) On Investments        $  1,737,056
                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $  5,052,432
                                                                        ============

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997

Statement of Changes in Net Assets
For the six months ended January 31, 1997 and year ended July 31, 1996
----------------------------------------------------------------------

                                                                                          For The Six Months    For The Year
                                                                                           Ended January 31,       Ended
                                                                                           1997 (Unaudited)     July 31, 1996
                                                                                          -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                                 $    3,315,376     $    6,881,050
     Net realized gain (loss) on investment and futures transactions                             (338,550)           905,123
     Net change in unrealized appreciation (depreciation) on investments and futures            2,075,606           (215,174)
                                                                                          -----------------------------------
          Net Increase (Decrease) in Net Assets Resulting From Operations                  $    5,052,432     $    7,570,999
                                                                                          -----------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                                  $   (3,315,376)    $   (6,881,050)
     Distributions from net realized gain on investment transactions                                    0                  0
                                                                                          -----------------------------------
          Total Dividends and Distributions                                                $   (3,315,376)    $   (6,881,050)
                                                                                          -----------------------------------

CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                                          $    3,319,278     $   11,224,770
     Proceeds from reinvested dividends                                                         2,282,419          4,686,205
     Cost of shares redeemed                                                                   (8,784,224)       (14,343,258)
                                                                                          -----------------------------------
          Net Increase (Decrease) in Net Assets Resulting
          From Capital Share Transactions                                                  $   (3,182,527)    $    1,567,717
                                                                                          -----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    $   (1,445,471)    $    2,257,666

NET ASSETS, BEGINNING OF PERIOD                                                               132,348,951        130,091,285
                                                                                          -----------------------------------
NET ASSETS, END OF PERIOD                                                                  $  130,903,480     $  132,348,951
                                                                                          ===================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 1997 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares to the public. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 1997, a net capital loss carryforward totaling $2,058,350, which may be used to offset capital gains realized during subsequent years through July 31, 2004.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 1997, there were unlimited shares of no par authorized; 10,644,305 and 10,905,053 shares were outstanding at January 31, 1997 and July 31, 1996, respectively.

Transactions in capital shares were as follows:

                                            Shares                               Amount
                              ----------------------------------------------------------------------
                                  For The           For The            For The           For The
                              Six Months Ended     Year Ended      Six Months Ended     Year Ended
                              January 31, 1997    July 31, 1996    January 31, 1997    July 31, 1996
                              ----------------------------------------------------------------------
Shares sold                      272,333             918,984       $   3,319,278       $  11,224,770
Shares issued on reinvestment
 of dividends                    187,364             383,410           2,282,419           4,686,205
Shares redeemed                 (720,445)         (1,174,350)         (8,784,224)        (14,343,258)
                              ----------------------------------------------------------------------
Net increase                    (260,748)            128,044       $  (3,182,527)      $   1,567,717
                              ======================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $328,871 of investment advisory fees for the six months ended January 31, 1997. The Fund has a payable to Ranson Capital Corporation of $54,352 at January 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.25% of the average daily net assets of the Fund to Ranson Capital Corporation (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at an annual rate not to exceed 0.25% of the average daily net assets of the Fund for the prior month. The Fund has recognized $164,435 of 12b-1 fee expenses for the six months ended January 31, 1997. The Fund has a payable to Ranson Capital Corporation of $27,176 at January 31, 1997 for 12b-1 fees.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $67,573 of transfer agency fees for the six months ended January 31, 1997. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $39,226 of accounting service fees for the six months ended January 31, 1997.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

Cost of purchases and proceeds from sale of investment securities (excluding short-term securities) aggregated $5,552,495 and $7,644,161, respectively, for the six months ended January 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $126,002,394, and the net unrealized appreciation of investments based on the cost was $3,796,927, which is comprised of $4,170,269 aggregate gross unrealized appreciation and $373,342 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                               For the Six Months    For the Year   For the Year   For the Year   For the Year   For the Year
                             Ended January 31, 1997     Ended          Ended          Ended          Ended          Ended
                                  (Unaudited)       July 31, 1996  July 31, 1995  July 31, 1994  July 31, 1993  July 31, 1992
                             ------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $ 12.14            $ 12.07        $ 12.00        $ 12.67        $ 12.22        $ 11.54
                             ------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
   Net Investment Income         $   .31            $   .69        $   .65        $   .66        $   .69        $   .72
   Net realized and
    unrealized gain (loss)
    on investments                   .16                .07            .07           (.53)           .50            .69
                             ------------------------------------------------------------------------------------------------
    Total From Investment
     Operations                  $   .47            $   .76        $   .72        $   .13        $  1.19        $  1.41
                             ------------------------------------------------------------------------------------------------
Less Distributions:
   Dividends from net
    investment income            $  (.31)           $  (.69)       $  (.65)       $  (.66)       $  (.69)       $  (.72)
   Distributions from net
    capital gains                    .00                .00            .00           (.14)          (.05)          (.01)
                             ------------------------------------------------------------------------------------------------
    Total Distributions          $  (.31)           $  (.69)       $  (.65)       $  (.80)       $  (.74)       $  (.73)
                             ------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                          $ 12.30            $ 12.14        $ 12.07        $ 12.00        $ 12.67        $ 12.22
                             ================================================================================================

Total Return                        7.80%(A)(B)         5.90%(A)       6.23%(A)       0.91%(A)      10.08%(A)      13.31%(A)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (in thousands)              $130,903            $132,349       $130,091       $127,337       $100,207        $52,010
   Ratio of net expenses
    (after expense assumption)
    to    average net assets        0.90%(B)(C)         0.85%(C)      0.82%(C)        0.70%(C)       0.75%(C)       0.70% (C)
   Ratio of net investment
    income to average net
    assets                          5.04%(B)            5.18%         5.46%           5.26%          5.53%          6.00%
   Portfolio turnover rate          4.32%              20.14%        57.00%          55.00%         62.00%        51.00%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C)  During the periods indicated above, ND Holdings, Inc. or Ranson Capital
     Corporation assumed expenses   of $44,320, $212,056, $295,875, $419,129,
     $282,407, and $231,617, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.98%, 1.01%, 1.06%, 1.06%, 1.13%, and 1.25%, respectively.

Dear Shareholder:

We are pleased to submit the semi-annual report for The Kansas Insured Intermediate Fund. Included with this report is a list of portfolio holdings, along with the financial statements for the six months ended January 31, 1997.

Management Discussion and Analysis:

Moderate economic growth and low inflation during the six month period allowed municipal bond prices to advance generally until later in the period. Then bond values began to move lower as concerns about possible Federal Reserve monetary policy tightening settled into the market. The adviser employed a protective hedge by using U.S. Treasury Bond futures in anticipation of lower valuations. This had the effect of stabilizing share price from erosion during periods when interest rates were rising and tempering share price increases when interest rates decreased.

The Kansas Insured Intermediate Fund turned in steady performance for the six month period. Net asset value per share was $12.19 at the beginning of the period and increased to $12.28 by January 31, 1997. The adviser continues to invest primarily in insured Kansas tax-exempt bonds. More information on portfolio makeup and performance are included on the next page.

Economic Outlook and Municipal Bond Overview:

U.S. economic growth has continued at a moderate pace and inflation has not been excessive. As 1997 unfolds, we anticipate that the Federal Reserve will remain vigilant and may possibly move to curb inflation by tightening credit. Tax-exempt bonds should offer reasonable stability and liberal returns in the months ahead.

We continue to be pleased with the performance of the Fund and would like to take this opportunity to thank you for your support and look forward to serving the shareholders of The Kansas Insured Intermediate Fund.

                                                 Sincerely,



                                                 Robert E. Walstad
                                                 President

THE KANSAS INSURED INTERMEDIATE FUND
January 31, 1997 (Unaudited)

                      The Kansas Insured Intermediate Fund
                      ------------------------------------
                          Performance and Composition

Portfolio Quality Ratings
-------------------------
[pie chart]
AAA 100.0%
INSURED
(Based on Total Long-Term Investments)

Key Statistics
--------------
7-31-96 NAV (share value)     $12.19
1-31-97 NAV                   $12.28
Average Maturity              8.1 yrs.
Average Duration              6.0 yrs.
Number of Issues              68
Total Net Assets              $27,019,132

Lipper Ranking
--------------
1 yr.     5 yr.     Since Inception
-----------------------------------
#12       N/A             N/A
-----------------------------------
Lipper Analytical Services is an independent mutual fund ranking service. Rankings are based on average annual total returns for the periods ending 1-31-97 for funds in the "Other States Municipal Debt Funds" category. The 1 yr. And 5 yr. Rankings are out of a total of 63 and 11 funds, respectively.

Average Annual Total Returns
----------------------------
1 yr.     5 yr.     Since Inception
-----------------------------------
3.66%*    N/A           5.84%*
-----------------------------------
*The 1 yr., 5 yr., and Since Inception returns do not include the effect of the 4.25% maximum Sales Charge. They would have been 0.80% and 5.14% respectively, if they had. Returns are historical and are not a guarantee of future results. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Portfolio Market Sectors
------------------------
[pie chart]
Insured       97.6%
Other          2.4%
(As a % of Net Assets)

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

Portfolio Manager's Comments
----------------------------
Moderate economic growth and low inflation in 1996 led to a good year for The Kansas Insured Intermediate Fund. This was achieved by investing primarily in high quality, double tax-exempt Kansas municipal bonds with areas of concentration in healthcare, general obligation, and utility bond issues.

Looking forward in 1997, we expect the U.S. Economy will continue its expansion, with real Gross Domestic Product (GDP) growing slightly stronger than in 1996. This could lead to slightly higher inflation as is evident in wages, as well as in consumer and industrial materaial prices.

The higher-than-expected growth and inflation should prompt the Federal Reserve to raise rates sometime in 1997. However, we think the increases will be gradual enough to prevent a major market decline, although some volatility is to be expected.

With this in mind, our efforts will be to continue to provide a high level of double tax-free income, consistent with preservation of capital.

Schedule of Investments  January 31, 1997 (Unaudited)

Name of Issueer                                            Ratings
Percentages represent the market value                     ------------------
of each investment category to total assets                            Std. &    Coupon                 Principal      Market
                                                           Moody's     Poor's     Rate     Maturity       Amount        Value
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.6%)

Anderson Co., KS (Garnett) USD #365 G.O. AMBAC Insured      Aaa        AAA       5.000%    09/01/04   $  200,000   $  203,918
Anderson Co., KS (Garnett) USD #365 G.O. AMBAC Insured      Aaa        AAA       5.200     03/01/05      210,000      216,638
Anderson Co., KS (Garnett) USD #365 G.O. AMBAC Insured      Aaa        AAA       5.200     09/01/05      210,000      217,648
Butler Co., KS (Augusta) USD #402 G.O. AMBAC Insured        Aaa        AAA       5.400     10/01/06      200,000      207,504
Chanute, KS Electric Light, Water & Gas Sys. Ref. Rev.
 MBIA Insured                                               Aaa        AAA       5.875     05/01/04      500,000      527,835
Crawford Co., KS G.O. MBIA Insured                          NR         AAA       5.000     11/01/06      175,000      175,858
Derby, KS Sewer Utility System Rev. AMBAC Insured           Aaa        AAA       5.000     08/01/08      340,000      333,798
Douglas Co., KS USD #491 (Eudora) G.O. School Bldg.
 Ref. & Imp. AMBAC Insured                                  Aaa        AAA       7.750     03/01/01      190,000      211,880
*Douglas Co., KS USD #491 (Eudora) G.O. School Bldg.
 Ref. & Imp. AMBAC Insured                                  Aaa        AAA       7.750     03/01/03      255,000      295,012
*Douglas Co., KS (Lawrence) USD #497 G.O. FGIC Insured      Aaa        AAA       7.200     09/01/02    1,370,000    1,535,071
Franklin Co., KS G.O. FGIC Insured                          Aaa        AAA       6.100     09/01/02      100,000      104,453
Garden City, KS Hlth. Care Rev. MBIA Insured                Aaa        AAA       4.900     11/15/07      400,000      393,032
Johnson/Miami Cos., KS USD #230 G.O. FGIC Insured           Aaa        AAA       5.250     12/01/04      500,000      516,430
Johnson/Miami Cos., KS (Spring Hill) G.O. FGIC Insured      Aaa        AAA       5.250     12/01/05      350,000      363,202
Johnson Co., KS USD #229 (Blue Valley) FGIC Insured         Aaa        AAA       5.400     10/01/04    1,000,000    1,034,570
Johnson Co., KS (DeSoto) USD #232 G.O. CGIC Insured         Aaa        AAA       5.400     03/01/03      100,000      103,991
Johnson Co., KS (Olathe) USD #491 G.O. AMBAC Insured        Aaa        AAA       5.450     09/01/02      100,000      105,500
Johnson Co., KS (Olathe) USD #233 G.O. AMBAC Insured        Aaa        AAA       5.650     09/01/03    1,485,000    1,575,095
Johnson Co., KS (Olathe) USD #233 G.O. AMBAC Insured        Aaa        AAA       5.950     09/01/05      400,000      429,288
Johnson Co., KS (Olathe) USD #233 G.O. AMBAC Insured        Aaa        AAA       6.150     03/01/07      300,000      321,558
Kansas City, KS (Srs. of Prov.-St. Margaret Hlth. Ctr.)
 AMBAC Insured                                              Aaa        AAA       5.700     08/01/03      250,000      261,438
KS Devl. Finance Auth. (Stormont Vail) Hlth. Rev.
 MBIA Insured                                               Aaa        AAA       5.700     11/15/08      450,000      456,669
Kansas City, KS Special Obligation ESCROWED                 Aaa        AAA       6.000     02/15/03      200,000      212,618
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA Insured  Aaa        AAA       5.500     10/01/05      250,000      261,125
KS Devl. Finance Auth. Multi-Family Hsg. Rev.               NR         AAA       5.700     12/01/09      325,000      326,082
KS Devl. Finance Auth. (St. Luke's/Shawnee Mission)
 MBIA Insured                                               Aaa        AAA       4.875     11/15/07      400,000      393,496
KS Devl. Finance Auth. (Hays Med. Ctr.) Rev. MBIA Insured   Aaa        AAA       5.200     11/15/08      375,000      375,113
KS Devl. Finance Auth. (Hays Med. Ctr.) Rev. MBIA Insured   Aaa        AAA       5.300     11/15/09      375,000      374,647
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev.
 MBIA Insured                                               Aaa        AAA       5.200     11/15/02      160,000      164,579
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev.
 MBIA Insured                                               Aaa        AAA       5.300     11/15/03      170,000      175,068
Larned, KS (Catholic Hlth. Corp.) Hlth. Facs. Rev.
 MBIA Insured                                               Aaa        AAA       5.400     11/15/04      155,000      160,569
Lenexa, KS (Barrington Park) Multi-Family Hsg. Rev. Ref.
 ASSET GUAR. Insured                                        Aaa        AAA       5.875     02/01/04      500,000      512,515
Lenexa, KS (Barrington Park) Multi-Family Hsg. Rev. Ref.
 ASSET GUAR. Insured                                        Aaa        AAA       5.950     02/01/05      250,000      258,505
Linn Co., KS (Prairie View) USD #362 G.O. ASSET GUAR.
 Insured                                                    Aaa        AA        5.500     11/01/09      500,000      506,425
McPherson Co., KS (McPherson) USD #418 G.O. CGIC Insured    Aaa        AAA       5.500     09/01/05      100,000      105,237
McPherson Co., KS (McPherson) USD #418 G.O. CGIC Insured    Aaa        AAA       5.700     09/01/06      400,000      424,816
Miami Co., KS Rural Water Dist. #2 Ref. Rev. ASSET GUAR.
 Insured                                                    Aaa        AA        5.750     12/01/04      225,000      229,498
Olathe, KS (Evang. Luth. Good Samaritan Soc.) AMBAC
 Insured                                                    Aaa        AAA       5.200     05/01/01      140,000      143,469
Olathe, KS (Evang. Luth. Good Samaritan Soc.) AMBAC
 Insured                                                    Aaa        AAA       5.400     05/01/02      150,000      155,278
Olathe, KS (Evang. Luth. Good Samaritan Soc.) AMBAC
 Insured                                                    Aaa        AAA       5.500     05/01/03      110,000      114,435
Olathe, KS (Medical Center) Hlth. Facs. Rev. Ref.
 AMBAC Insured                                              Aaa        AAA       5.600     09/01/05    1,000,000    1,047,140
Reno Co., KS (Buhler) USD #313 G.O. FSA Insured             Aaa        AAA       4.700     09/01/06      260,000      259,366
Reno Co., KS (Buhler) USD #313 G.O. FSA Insured             Aaa        AAA       4.800     09/01/07      250,000      250,048
Salina, KS (Asbury-Salina Regl. Med. Ctr.) Hosp. Rev. Ref.
 AMBAC Insured                                              Aaa        AAA       5.000     10/01/04      850,000      858,916
Salina, KS (Asbury-Salina Regl. Med. Ctr.) Hosp. Rev. Ref.
 AMBAC Insured                                              Aaa        AAA       5.000     10/01/05      100,000      100,949
Sedgwick/Shawnee Cos., KS Coll. Single Family Mtg.
 GNMA Gtd.                                                  Aaa        AAA       5.250     11/01/04      215,000      215,692
Sedgwick Co., KS (Maize) USD #266 G.O. CGIC Insured         Aaa        AAA       5.500     09/01/05      300,000      314,847
Sedgwick Co., KS (Maize) USD #266 G.O. CGIC Insured         Aaa        AAA       5.600     09/01/06      200,000      210,892
Sedgwick Co., KS (Renwick) USD #267 G.O. AMBAC Insured      Aaa        AAA       5.850     11/01/06      290,000      309,906
Sedgwick Co., KS (Renwick) USD #267 G.O. AMBAC Insured      Aaa        AAA       6.000     11/01/07      570,000      608,475
Seward Co., KS G.O. Hospital Ref. AMBAC Insured             Aaa        AAA       5.600     08/15/04      100,000      104,769
Seward Co., KS G.O. Hospital Ref. AMBAC Insured             Aaa        AAA       5.600     08/15/04      150,000      157,154
Shawnee Co. KS USD #437 (Auburn-Wash) AMBAC Insured         Aaa        AAA       6.700     09/01/00      415,000      446,901
Shawnee Co. KS USD #437 (Auburn-Wash) AMBAC Insured         Aaa        AAA       6.625     09/01/01      475,000      515,004
Shawnee Co., KS (Shawnee Heights) USD #450 G.O.
 CGIC Insured                                               Aaa        AAA       6.500     09/01/00      250,000      267,663
Shawnee Co., KS (Topeka) USD #501 G.O. FGIC Insured         Aaa        AAA       5.550     02/01/07      820,000      853,161
Sumner Co., KS (Belle Plaine) USD #357 G.O. AMBAC Insured   Aaa        AAA       6.250     09/01/02      230,000      248,152
Sumner Co., KS (Belle Plaine) USD #357 G.O. AMBAC Insured   Aaa        AAA       6.250     09/01/03      265,000      286,945
Wichita, KS Airport Auth. Facs Ref. Rev. ASSET GUAR.
 Insured                                                    Aaa        AAA       7.000     03/01/05      100,000      104,926
Wichita, KS (St. Francis Regl. Med. Ctr.) Hosp. Facs.
 Imp. & Ref. Rev. MBIA Insured                              Aaa        AAA       5.625     10/01/00      405,000      422,293
Wichita, KS (St. Francis Regl. Med. Ctr.) Hosp. Facs.
 Imp. & Ref. MBIA Insured                                   Aaa        AAA       6.000     10/01/03      250,000      264,250
Wichita, KS (St. Francis Regl. Med. Ctr.) Hosp. Facs.
 Imp. & Ref. MBIA Insured                                   Aaa        AAA       6.100     10/01/04      775,000      825,375
Wichita, KS Water & Sewer Util. Ref. & Imp. Rev. Bonds
 FGIC Insured                                               Aaa        AAA       5.500     10/01/04      320,000      332,672
Wichita, KS Water & Sewer Util. Ref. & Imp. Rev.
 FGIC Insured                                               Aaa        AAA       5.600     04/01/05      610,000      638,469
Wichita, KS Water & Sewer Util. Ref. & Imp. Ref.
 FGIC Insured                                               Aaa        AAA       5.750     10/01/06      150,000      158,607
Winfield, KS Electric Sys. Ref. Rev. AMBAC Insured          Aaa        AAA       5.000     09/01/04      580,000      589,512
Wyandotte Co., KS G.O. Ref. & Imp. FGIC Insured             Aaa        AAA       7.000     09/01/05    1,020,000    1,082,679
Wyandotte Co., KS USD #204 (Bonner Springs) AMBAC Insured   Aaa        AAA       5.200     09/01/04      400,000      412,892
                                                                                                                   ----------
TOTAL KANSAS MUNICIPAL BONDS (COST: $25,686,669)                                                                  $26,371,518
                                                                                                                  -----------
SHORT TERM SECURITIES (0.8%)
Federated Tax-Free Trust (COST: $225,139)                                                                             225,139
                                                                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $25,911,808)                                                               $26,596,657
                                                                                                                  ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997

Statement of Assets and Liabilities January 31, 1997 (Unaudited)
----------------------------------------------------------------

Assets
     Investment in securities, at value (cost: $25,911,808)              $26,596,657
     Cash                                                                     35,781
     Accrued dividends receivable                                              2,937
     Accrued interest receivable                                             537,984
     Deferred organization costs                                               5,387
                                                                         -----------
        Total Assets                                                     $27,178,746
                                                                         -----------

Liabilities
     Dividends payable                                                   $    97,049
     Accrued expenses                                                         16,965
     Payable for fund shares redeemed                                         45,600
                                                                         -----------
        Total Liabilities                                                $   159,614
                                                                         -----------

Net Assets                                                               $27,019,132
                                                                         ===========

       Net asset value per share, 2,199,940 shares outstanding           $     12.28
                                                                         ===========

Statement of Operations for the six months ended January 31, 1997 (Unaudited)
------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                            $   717,254
     Dividends                                                                10,971
                                                                         -----------
         Total Investment Income                                         $   728,225
                                                                         -----------

EXPENSES
     Investment advisory fees                                            $    72,289
     Custodian fees                                                            4,374
     Transfer agent fees                                                      19,706
     Accounting service fees                                                  19,220
     Audit and legal fees                                                      6,426
     Trustees' fees                                                            1,542
     Printing & postage                                                        8,083
     License, fees & registrations                                             1,115
     Amortization of organization costs                                        3,879
                                                                         -----------
        Total Expenses                                                   $   136,634
      Less expenses waived  or absorbed
       by the Fund's manager                                                  30,527
                                                                         -----------
        Total Net Expenses                                               $   106,107
                                                                         -----------
NET INVESTMENT INCOME                                                    $   622,118
                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investments                                                         $    13,299
     Futures                                                                 (53,231)
     Net change in unrealized appreciation
     (depreciation) of investments                                           253,620
                                                                         -----------
          Net Realized and Unrealized Gain (Loss) on
          Investments and Futures                                        $   213,688
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                $   835,806
                                                                         ===========

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997

Statement of Changes in Net Assets
For the six months ended January 31, 1997 and year ended July 31, 1996
----------------------------------------------------------------------

                                                                               For The Six Months
                                                                             Ended January 31, 1997        For The Year Ended
                                                                                  (Unaudited)                July 31, 1996
                                                                             ------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                     $     622,118                 $   1,366,829
     Net realized gain (loss) on investment and futures transactions                 (39,932)                       46,810
     Net change in unrealized appreciation (depreciation) on investments             253,620                       340,266
                                                                               -------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting From Operations      $     835,806                 $   1,753,905
                                                                               -------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                      $    (622,118)                $  (1,366,829)
     Distributions from net realized gain on investment transactions                       0                             0
                                                                               -------------------------------------------
          Total Dividends and Distributions                                    $    (622,118)                $  (1,366,829)
                                                                               -------------------------------------------

CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                              $     723,195                 $   2,780,585
     Proceeds from reinvested dividends                                              370,022                       811,269
     Cost of Shares Redeemed                                                      (4,851,696)                   (4,093,311)
                                                                               -------------------------------------------
          Net Increase (Decrease) in Net Assets Resulting
           From Capital Share Transactions                                     $  (3,758,479)                $    (501,457)
                                                                               -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        $  (3,544,791)                $    (114,381)
NET ASSETS, BEGINNING OF PERIOD                                                   30,563,923                    30,678,304
                                                                               -------------------------------------------
NET ASSETS, END OF PERIOD                                                      $ 27,019,132                  $  30,563,923
                                                                               ===========================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 1997 (Unaudited)

Note 1.     ORGANIZATION

Business Operations -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares to the public. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 31, 1997 totaled $32,112.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 1997, a net capital loss carryforward totaling $305,774, which may be used to offset capital gains realized during subsequent years through July 31, 2004.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 1997, there were unlimited shares of no par authorized; 2,199,940 and 2,507,133 shares were outstanding at January 31, 1997 and July 31, 1996, respectively.

Transactions in capital shares were as follows:

                                               Shares                              Amount
                                 -------------------------------------------------------------------
                                     For The           For The           For The          For The
                                 Six Months Ended    Year Ended      Six Months Ended   Year Ended
                                 January 31, 1997   July 31, 1996    January 31, 1997  July 31, 1996
                                 -------------------------------------------------------------------
Shares sold                           59,023           227,680          $   723,195    $  2,780,585
Shares issued on reinvestment
 of dividends                         30,268            66,410              370,022         811,269
Shares redeemed                     (396,484)         (335,874)          (4,851,696)     (4,093,311)
                                 -------------------------------------------------------------------
Net increase (decrease)             (307,193)          (41,784)         $(3,758,479)     $ (501,457)
                                 ===================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation, to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $72,289 of investment advisory fees for the six months ended January 31, 1997. The Fund has a payable to Ranson Capital Corporation of $11,385 at January 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $19,706 of transfer agency fees for the six months ended January 31, 1997. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $19,220 of accounting service fees for the six months ended January 31, 1997.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,642,276 and $4,976,180, respectively, for the six months ended January 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $25,911,808, and the net unrealized appreciation of investments based on the cost was $684,849, which is comprised of $709,682 aggregate gross unrealized appreciation and $24,833 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                            For the Six                                                 For the Period Since
                                            Months Ended    For the Year    For the Year   For the Year      Inception
                                          January 31, 1997  Ended July 31, Ended July 31, Ended July 31, (Nov. 23, 1992) to
                                            (Unaudited)        1996           1995           1994           July 31, 1993
                                          ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 12.19          $ 12.04         $ 11.92        $ 12.24           $ 11.59
                                          ----------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income                   $   .26          $   .53         $   .54        $   .52           $   .32
Net realized and unrealized gain (loss)
 on investments                                  .09              .15             .12           (.30)              .65
                                          ----------------------------------------------------------------------------------
        Total From Investment Operations     $   .35          $   .68         $   .66        $   .22           $   .97
                                          ----------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income    $  (.26)         $  (.53)        $  (.54)       $  (.52)          $  (.32)
     Distributions from net capital gains        .00              .00             .00           (.02)              .00
                                          ----------------------------------------------------------------------------------
        Total Distributions                  $  (.26)         $  (.53)        $  (.54)       $  (.54)          $  (.32)
                                          ----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 12.28          $ 12.19         $ 12.04        $ 11.92           $ 12.24
                                          ==================================================================================

Total Return                                    5.86%(A)(B)      5.75%(A)        5.72%(A)       1.81%(A)         13.50%(A)(B)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
      (in thousands)                         $27,019            $30,564       $30,678        $31,216           $22,110
     Ratio of net expenses (after expense
      assumption) to average net assets         0.74%(B)(C)        0.69%(C)      0.62% (C)      0.51% (C)         0.33%(B)(C)
     Ratio of net investment income to
      average net assets                        4.32%(B)           4.37%         4.57%          4.26%             4.41%(B)
     Portfolio turnover rate                    5.89%             19.96%        63.00%         56.00%           152.00%


(A)  Excludes maximum sales charge of 2.75%.
(B)  Ratio was annualized.
(C)  During the periods indicated above, ND Holdings, Inc. or Ranson Capital
     Corporation assumed expenses of $30,527, $71,943, $112,745, $136,079 ,and
     $68,286, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 0.94%, 0.92%, 0.98%, 0.99%, and 1.24%, respectively.



Dear Shareholder:

We are pleased to submit the semi-annual report for The Nebraska Municipal
Fund. Included with this report is a list of portfolio holdings, along with the unaudited financial statments for the period ended January 31, 1997.

Total assets of the Fund increased substantially in December when shares of the fund were exchanged for shares of the Heartland Nebraska Tax Free Fund.
Benefits to shareholders include several economies of scale as well as listing on the NASDAQ, a national quotation service. Quotations may now be obtained using the symbol NEMUX and your daily share prices may be found in the financial papers under Integrity Mutual Funds.

Management Discussion and Analysis:

Moderate economic growth and low inflation during the six month period allowed municipal bond prices to advance generally until late in the period. Then bond values began to move lower as concerns about possible Federal Reserve monetary policy tightening settled into the market. The adviser employed a protective hedge by using U.S. Treasury Bond futures in anticipation of lower valuations. This had the effect of stablilizing share price from erosion during periods when interest rates were rising and tempering share price increases when interest rates decreased.

The Nebraska Municipal Fund turned in steady performance for the six month period. Net asset value per share was $11.00 at the beginning of the period and increased to $11.13 by January 31, 1997. The adviser continues to invest primarily in high-grade Nebraska tax-exempt bonds. More information on portfolio makeup and performance is included on the next page.

Economic Outlook and Municipal Bond Overview:

U.S. economic growth has continued at a moderate pace and inflation has not been excessive. As 1997 unfolds, we aniticipate that the Federal Reserve will remain vigilant and may possibly move to curb inflation by tightening credit. Tax-exempt bonds should offer reasonable stability and liberal returns in the months ahead.

We continue to be pleased with the performance of the Fund and would like to take this opportunity to thank you for your support and look forward to serving the shareholders of The Nebraska Municipal Fund.

                                               Sincerely,


                                               Robert E. Walstad
                                               President

THE NEBRASKA MUNICIPAL FUND
January 31, 1997 (Unaudited)

                           The Nebraska Municipal Fund
                           ---------------------------
                           Performance and Composition

Portfolio Quality Ratings
-------------------------
[pie chart]
AAA       37.2%
AA        25.6%
A         24.4%
BBB        0.3%
NR        12.5%
(non-rated)
(Based on Total Long-Term Investments)

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Service and Standard &
Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Key Statistics
--------------
7-31-96 NAV (share value)     $11.00
1-31-97 NAV                   $11.13
Average Maturity              18.8 yrs.
Average Duration              6.5 yrs.
Number of Issues              87
Total Net Assets              $28,174,575

Lipper Ranking
--------------
1 yr.     5 yr.     Since Inception
-----------------------------------
#23       N/A            N/A
-----------------------------------

Lipper analytical Services is an independent mutual fund ranking service.
Rankings are based on average annual total returns for the periods ending
1-31-97 for funds in the "Other States Municipal Debt Funds" category. The 1 yr. And 5 yr. Rankings are out of a total of 63 and 11 funds, respectively.

Average Annual Total Returns
----------------------------
For periods ending January 31, 1997
-----------------------------------
1 yr.     5 yr.     Since Inception
-----------------------------------
3.28%*    N/A           4.40%*
-----------------------------------
*The 1 yr. And Since Inception returns do not include the effect of the 2.75%
maximum Sales Charge.  They would have been (1.11)%, and 3.00% respectively, if they had.  Returns are historical and are not a guarantee of future results.
The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Portfolio Market Sectors
------------------------
[pie chart]
Utilities         24.8%
Insured           23.4%
Education         20.6%
Gen. Obligation   12.5%
Housing            9.2%
Real Estate        4.2%
Healthcare         3.7%
Other              1.6%
(As a % of Net Assets)

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

Portfolio Manager's Comments
----------------------------
Moderate economic growth and low inflation in 1996 led to a good year for The
Nebraska Municipal Fund.  This was achieved by investing primarily in insured, double tax-exempt Nebraska municipal bonds with areas of concentration in utility, education, and insured bond issues.

Looking forward in 1997, we expect the U.S. Economy will continue its expansion, with real Gross Domestic Product (GDP) growing slightly stronger than in 1996.
This could lead to slightly higher inflation as is evident in wages, as well as in consumer and industrial materaial prices.

The higher-than-expected growth and inflation should prompt the Federal Reserve to raise rates sometime in 1997. However, we think the increases will be gradual enough to prevent a major market decline, although some volatility is to be expected.

With this in mind, our efforts will be to continue to provide a high level of tax-free income, consistent with preservation of capital.


Schedule of Investments  January 31, 1997 (Unaudited)

Name of Issuer
                                                        Ratings
Percentages represent the market value                  ----------------
of each investment category to net assets                          Std. &    Coupon                 Principal      Market
                                                        Moody's    Poor's     Rate      Maturity      Amount       Value
--------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (98.4%)

GENERAL OBLIGATION (12.5%)
Dawson Co., NE San. & Impt. Dist. #1 (IBP Inc.) G.O.         NR       NR     6.950%     02/01/05    $ 125,000  $   125,377
Douglas Co.,  NE (Law Enforcement Center) G.O.               Aa       AA+    5.750      07/01/10      275,000      283,267
Hemingford, NE General Obligation                            NR       NR     5.600      02/15/12      115,000      114,618
Lincoln, NE G.O. Storm Sewer & Drainage                      Aa       AAA    5.500      06/01/14      200,000      202,288
Lincoln, NE G.O. Storm Sewer & Drainage                      Aa       AAA    5.500      06/01/15      200,000      200,976
Lincoln, NE G.O. Various Purpose                             Aa       AAA    5.500      12/01/15      200,000      199,244
Lincoln/Lancaster Counties, NE Pub. Bldg. Comm. Tax
 Lease Rental                                                Aa       AA+    5.800      10/15/18      725,000      746,721
Lincoln/Lancaster Counties, NE Pub. Bldg. Comm. Rev.         Aa       AA+    5.875      10/15/23      850,000      854,242
Omaha, NE Various Purpose                                    Aaa      AAA    6.250      12/01/12      250,000      268,682
Omaha, NE Various Purpose                                    Aaa      AAA    6.250      12/01/14      250,000      266,643
Papillion, NE General Obligation                             NR       NR     6.150      07/01/12      105,000      106,381
Washington Co., NE General Obligation                        NR       NR     5.450      01/01/14      160,000      156,283
                                                                                                               -----------
                                                                                                               $ 3,524,722
                                                                                                               -----------
HEALTH CARE (3.7%)
Hall Co., NE Hosp. Auth. (Regency Rtmt.) Rev.                NR       NR     6.000%     12/01/18    $  85,000  $    80,219
Lancaster Co., NE (Lincoln Med. Ed. Fdn. Hosp.) Hosp.
 Auth. #1                                                    NR       NR     5.700      02/01/11      100,000      100,686
Lancaster Co., NE (Lincoln Med. Ed. Fdn. Hosp.) Hosp.
 Auth. #1                                                    NR       NR     5.800      02/01/12      175,000      176,242
NE Invt. Finance Auth. (Great Plains Regl. Med. Ctr.) Rev.   NR       AA     6.500      05/15/14      150,000      156,426
Scotts Bluff Co., NE (Regional West Med. Ctr.) Hosp.
 Auth. Rev.                                                  A        A      6.450      12/15/04      275,000      291,225
Univ. of NE Facilities Corp. (U. of NE Med. Ctr.) Rev. Ref.  A-1      AA-    5.250      07/01/11      250,000      246,590
                                                                                                               -----------
                                                                                                               $ 1,051,388
                                                                                                               -----------
HOUSING (9.2%)
NE Invt. Finance Auth. (Muirfield Greens) Multifamily Rev.   Aa       NR     6.800%     12/01/15    $ 385,000  $   399,445
NE Invt. Finance Auth. (Muirfield Greens) Multifamily Rev.   Aa       NR     6.850      12/01/25      525,000      549,418
*NE Invt. Finance Auth. Single Family Hsg. Rev.              NR       AAA    6.600      09/01/20      730,000      745,031
NE Invt. Finance Auth. Single Family Hsg. Rev.               NR       AAA    6.500      09/01/18      400,000      403,044
NE Invt. Finance Auth. Multifamily Hsg. Rev.                 NR       AAA    6.200      06/01/28      500,000      489,800
                                                                                                               -----------
                                                                                                               $ 2,586,738
                                                                                                               -----------
INSURED/GUARANTEED (23.4%)
Buffalo Co., NE (Srs. Charity Hlth. Care) Hosp. Auth.
 MBIA Insured                                                Aaa      AAA    6.375%     05/15/04    $ 250,000  $   269,377
*Buffalo Co., NE (Srs. Charity Hlth. Care) Hosp. Rev.
 MBIA Insured                                                Aaa      AAA    6.625      05/15/09      300,000      325,887
Cass Co., NE SD #001 G.O. FGIC Insured                       Aaa      AAA    6.250      12/01/14      300,000      314,103
Cass Co., NE USD #001 G.O. FGIC Insured                      Aaa      AAA    6.350      12/01/19      300,000      315,648
Douglas Co., NE Hosp. Dist. #2 (Cath. Hlth. Corp.) Rev.
 MBIA Insured                                                Aaa      AAA    5.500      11/15/21      340,000      332,415
Douglas Co., NE SD #17 (Millard) G.O. MBIA Insured           Aaa      AAA    5.650      12/15/05      400,000      416,564
Gage Co., NE SD #15 G.O. AMBAC Insured                       NR       AAA    5.900      12/15/16      850,000      863,957
Lancaster Co., NE (Bryan Mem. Hosp.) Hosp. Auth. #1 Rev.
MBIA Insured                                                 Aaa      AAA    6.600      06/01/12      100,000      109,412
*Lancaster Co., NE (Bryan Mem. Hosp.) Hosp. Auth. #1 Rev.
 MBIA Insured                                                Aaa      AAA    6.700      06/01/22      250,000      270,440
Lincoln, NE (Lincoln Gen. Hosp.) Rev. & Ref. CGIC Insured    Aaa      AAA    6.200      12/01/14      100,000      104,947
Lincoln, NE (Lincoln Gen. Hosp.) Rev. & Ref. CGIC Insured    Aaa      AAA    6.200      12/01/14       50,000       52,473
Otoe Co., NE SD #111 (Nebraska City) Ref. AMBAC Insured      Aaa      AAA    5.800      11/15/14      400,000      410,736
Lancaster Co., NE  (Waverly) SD #145 G.O. AMBAC Insured      Aaa      AAA    5.500      12/01/16      100,000       99,535
*NE Muni. Energy Agcy. Pwr. Supply System Rev. Ref.
 AMBAC Insured                                               Aaa      AAA    6.000      04/01/17    1,000,000    1,037,310
NE Education  Finance Auth. (Creighton Univ.) Rev.
 AMBAC Insured                                               Aaa      AAA    5.950      01/01/11      300,000      308,109
NE Education  Finance Auth. (Creighton Univ.) Rev.
 MBIA Insured                                                Aaa      AAA    5.700      11/01/04      450,000      466,259
NE Public Power Dist. Power Supply System Rev. FSA Insured   Aaa      AAA    5.000      01/01/17      200,000      183,020
Northeast NE Solid Waste Facility Rev. MBIA Insured          Aaa      AAA    5.900      05/15/15      600,000      602,298
Omaha, NE Airport Auth. Rev. Ref. MBIA Insured               Aaa      AAA    5.250      01/01/13      100,000       98,724
                                                                                                               -----------
                                                                                                               $ 6,581,214
                                                                                                               -----------
REAL ESTATE (4.2%)
David City, NE (Henningsen Foods) IDR                        NR       NR     6.400%     12/15/02    $  25,000  $    26,104
LaVista, NE (Golf Course) Rec. Facilities Rev.               NR       NR     5.400      12/15/10       40,000       38,362
LaVista, NE (Golf Course) Rec. Facilities Rev.               NR       NR     5.400      12/15/11       65,000       62,209
Lincoln, NE Parking Revenue Refunding                        NR       NR     5.200      08/15/14      215,000      201,651
Omaha,  NE Parking Facilities Corp. (Omaha Park 4/5) Lse.
 Rev.                                                        Aa-1     AAA    5.700      09/15/15      750,000      755,842
Sarpy Co., NE (Willow Springs) San. & Impt. Dist. #86 Ref.   NR       NR     6.250      01/15/17      100,000       99,549
                                                                                                               -----------
                                                                                                               $ 1,183,717
                                                                                                               -----------
EDUCATION (20.6%)
Cedar Co., NE SD #45 General Obligation                      NR       NR     5.350%     11/15/14    $ 100,000  $    95,683
Chadron St. College, NE Student Fees & Facs. Rev. Ref.       NR       NR     5.700      07/01/11      300,000      296,019
Dawson Co.,  NE (Lexington) SD #1 General Obligation         NR       NR     5.400      12/15/12      135,000      133,616
Dawson Co.,  NE (Lexington) SD #1 General Obligation         NR       NR     5.450      12/15/13      115,000      113,595
Dawson Co.,  NE (Lexington) SD #1 General Obligation         NR       NR     5.450      12/15/14      140,000      138,201
Kearney Co., NE SD #503 General Obligation                   NR       NR     6.150      12/15/12      100,000      100,830
Merrick Co., NE SD General Obligation                        NR       NR     5.350      01/15/12      100,000       97,800
Merrick Co., NE SD #49 General Obligation                    NR       NR     6.200      07/01/10       45,000       45,897
Merrick Co., NE SD #49 General Obligation                    NR       NR     6.250      07/01/14       50,000       51,168
NE Education  Finance Auth. (Midland Luth. College) Rev.     NR       NR     6.250      06/15/15      100,000       99,572
NE Higher Education Loan Pgm. Junior Subord. Term            A        NR     6.450      06/01/18      400,000      409,940
NE Higher Education Loan Pgm. Senior Subord. Term            Aa       NR     6.250      06/01/18      800,000      801,152
NE Higher Education Loan Pgm. (Student Loan) Rev.            A        NR     5.875      06/01/14    1,350,000    1,326,591
NE State Education Service Unit #3 Rev.                      NR       NR     5.500      06/01/13      450,000      442,971
Douglas Co., NE SD #1 (Omaha) General Obligation Ref.        Aa       AAA    5.000      12/15/11      200,000      194,366
Saunders Co., NE SD #9 General Obligation                    NR       NR     5.400      12/01/14       75,000       71,753
Saunders Co., NE SD #9 General Obligation                    NR       NR     5.450      12/01/16      235,000      225,137
Saunders Co., NE SD #9 General Obligation                    NR       NR     5.450      12/01/17      125,000      119,603
Univ. of  NE (Omaha Student Ctr.) Brd. of  Rgts. Rev.        A-1      A+     5.250      05/15/10      250,000      248,218
Univ. of NE (Student Ctr.) University Rev.                   A-1      A+     5.350      05/15/13      350,000      347,938
Univ. of NE (Student Ctr.) University Rev.                   A-1      A+     5.250      05/15/14      200,000      199,880
Washington Co., NE SD #1 General Obligation                  NR       A      5.800      07/15/11      100,000      102,076
Washington Co., NE (Blair) SD #1 General Obligation          NR       A      5.900      07/15/15      135,000      138,318
                                                                                                              ------------
                                                                                                              $  5,800,324
                                                                                                              ------------
UTILITIES (24.8%)
Beatrice, NE Combined Utilities Rev.                         NR       NR     5.600%     09/15/10    $ 120,000 $    119,636
Beatrice, NE Combined Utilities Rev.                         NR       NR     5.700      09/15/11      125,000      124,684
Grand Island, NE Sewer System Rev.                           A        NR     6.000      04/01/14      250,000      262,085
Hastings, NE Electric Rev.                                   A        A      6.300      01/01/19      370,000      386,779
Hastings, NE Electric System Rev. Ref.                       A        A      5.200      01/01/13      370,000      354,908
Kearney, NE Combined Utilities Rev.                          A-1      NR     6.100      06/01/14      600,000      616,350
Lincoln, NE Electric System Rev.                             Aa       AA+    5.750      09/01/16      750,000      759,135
Lincoln, NE Electric System Rev. Ref.                        Aa       AA     5.250      09/01/15      960,000      909,850
Lincoln, NE Water Revenue & Refunding                        Aa       AA+    5.300      08/15/11      200,000      200,362
NE Public Power Dist. Power Supply System Rev.               A-1      A+     6.125      01/01/15      390,000      403,720
NE Public Power Dist. Power Supply System Rev.               A-1      A+     5.750      01/01/20      750,000      745,965
NE Public Power District Rev.                                A-1      A+     5.000      01/01/17    1,000,000      919,560
Omaha, NE Public Power Dist. Electric System Rev.            Aa       AA+    5.700      02/01/17      250,000      251,780
Omaha, NE Public Power Dist. Electric System Rev.            Aa       AA     5.600      02/01/12       80,000       80,646
Omaha, NE Public Power Dist. Electric System Rev.            NR       AA     6.000      02/01/15      330,000      333,257
Omaha, NE Public Power Dist. Electric System Rev.            Aa       AA     6.200      02/01/17      500,000      527,140
                                                                                                              ------------
                                                                                                              $  6,995,857
                                                                                                              ------------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,437,429)                                                            $ 27,723,960

SHORT TERM SECURITIES (0.5%)
 Federated Tax-Free Trust (COST: $145,650)                                                                         145,650
                                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $27,583,079)                                                           $ 27,869,610
                                                                                                              ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997

Statement of Assets and Liabilities January 31, 1997(Unaudited)
---------------------------------------------------------------

Assets
     Investment in securities, at value (Cost: $27,583,079)           $27,869,610
     Cash                                                                  58,578
     Accrued interest receivable                                          372,531
     Accrued dividends receivable                                           1,217
     Receivable for fund shares sold                                       25,000
     Security sales receivable                                            432,988
     Deferred organization costs                                           10,082
                                                                      -----------
        Total Assets                                                  $28,770,006
                                                                      -----------
Liabilities
     Dividends payable                                                $   115,380
     Accrued expenses                                                      21,784
     Security purchases payable                                           457,917
     Variation margin on futures                                              350
                                                                      -----------
        Total Liabilities                                             $   595,431
                                                                      -----------

Net Assets                                                            $28,174,575
                                                                      ===========

       Net asset value per share, 2,530,542 shares outstanding        $     11.13
                                                                      ===========

Statement of Operations  for the six monthes ended January 31, 1997(Unaudited)
------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                         $   591,768
     Dividends                                                              9,551
                                                                      -----------
         Total Investment Income                                      $   601,319
                                                                      -----------

EXPENSES
     Investment advisory fees                                         $    53,235
     Distribution fees (12b-1)                                             26,618
     Custodian fees                                                         2,452
     Transfer agent fees                                                   15,538
     Accounting service fees                                               17,349
     Audit and legal fees                                                   6,186
     Printing and postage                                                   9,711
     Trustees fees                                                          1,344
     License, fees, and registrations                                       5,034
     Amortization of organization costs                                     2,778
                                                                      -----------
         Total Expenses                                               $   140,245
     Less expenses waived  or absorbed
      by the Fund's manager                                                66,137
                                                                      -----------
         Total Net Expenses                                           $    74,108
                                                                      -----------
NET INVESTMENT INCOME                                                 $   527,211
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                                          $   (76,767)
     Futures transactions                                                 (17,827)
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                          334,152
     Futures                                                                 (350)
                                                                      -----------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures                                     $   239,208
                                                                      -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                             $   766,419
                                                                      ===========

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997

Statement of Changes in Net Assets
For the six months ended January 31, 1997 and year ended July 31, 1996
----------------------------------------------------------------------

                                                                                           For The Six Months   For The Year
                                                                                            Ended January 31       Ended
                                                                                            1997 (Unaudited)   July 31, 1996
                                                                                           ---------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                                   $     527,211      $    864,605
     Net realized gain (loss) on investment and futures transactions                               (94,594)          (15,386)
     Net change in unrealized appreciation (depreciation) on investments and futures               333,802            23,173
                                                                                             --------------------------------
          Net Increase (Decrease) in Net Assets Resulting From Operations                    $     766,419      $    872,392
                                                                                             --------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                                    $     (527,211)    $   (864,605)
     Distributions from net realized gain on investment and futures transactions                          0                0
                                                                                             --------------------------------
          Total Dividends and Distributions                                                  $     (527,211)    $   (864,605)
                                                                                             --------------------------------

CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                                            $   11,651,885     $  4,757,147
     Proceeds from reinvested dividends                                                             321,647          543,019
     Cost of shares redeemed                                                                     (2,115,123)      (1,675,710)
                                                                                             --------------------------------
          Net Increase (Decrease) in Net Assets Resulting
           From Capital Share Transactions                                                   $    9,858,409     $  3,624,456
                                                                                             --------------------------------

TOTAL INCREASE IN NET ASSETS                                                                 $   10,097,617     $  3,632,243

NET ASSETS, BEGINNING OF PERIOD                                                                  18,076,958        14,444,715
                                                                                             --------------------------------
NET ASSETS, END OF PERIOD                                                                    $   28,174,575      $ 18,076,958
                                                                                             ================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 1997 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares to the public. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization are being amortized over a 60-month period on the straight-line basis. Accumulated amortization at January 31, 1997 totaled $16,972.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 1997, a net capital loss carryforward totaling $542,174, which may be used to offset capital gains realized during subsequent years through July 31, 2004.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 1997, there were unlimited shares of no par authorized; 2,530,542 and 1,644,023 shares were outstanding at January 31, 1997 and July 31, 1996, respectively.

Transactions in capital shares were as follows:

                                               Shares                              Amount
                                 -------------------------------------------------------------------
                                      For The          For The           For The          For The
                                 Six Months Ended     Year Ended     Six Months Ended    Year Ended
                                 January 31, 1997   July 31, 1996    January 31, 1997  July 31, 1996
                                 -------------------------------------------------------------------
   Shares sold                       1,048,556         428,516       $  11,651,885     $  4,757,147
   Shares issued on reinvestment
    of dividends                        29,096          48,978             321,647          543,019
   Shares redeemed                    (191,133)       (152,247)         (2,115,123)      (1,675,710)
                                 -------------------------------------------------------------------
   Net increase                        886,519         325,247       $   9,858,409     $  3,624,456
                                 ===================================================================

Note 4.  PLAN OF REORGANIZATION

An agreement and plan of reorganization was approved effective December 9, 1996 by the shareholders of the Heartland Nebraska Tax Free Fund (Heartland). Pursuant to the agreement, the Fund, in exchange for the assets of Heartland, assumed certain liabilities of Heartland and issued shares of the Fund to shareholders of Heartland on a pro rata basis.

On the date of exchange, 926,218 shares of the Fund were issued to the shareholders of Heartland for net assets of $10,299,543 at $11.12 per share.

Note 5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $53,235 of investment advisory fees for the six months ended January 31, 1997. The adviser elected to waive $8,524 of this fee. The Fund has a payable to Ranson Capital Corporation of $11,574 at January 31, 1997 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.25% of the average daily net assets of the Fund to Ranson Capital Corporation (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at an annual rate not to exceed 0.25% of the average daily net assets of the Fund for the prior month. The Fund has recognized $26,618 of 12b-1 fee expenses for the six months ended January 31, 1997. The Fund has a payable to Ranson Capital Corporation of $5,907 at January 31, 1997 for 12b-1 fees. In addition, the Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 1997, commissions earned by ND Capital, Inc. totaled $500 and are included in the cost basis of the securities acquired.

ND Resources, Inc., (the transfer agent), provides shareholder services for a montly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $15,538 of transfer agency fees for the six months ended January 31, 1997. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $17,349 of accounting service fees for the six months ended January 31, 1997.

Note 6.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,157,754 and $769,237 respectively, for the six months ended January 31, 1997.

Note 7.     INVESTMENT IN SECURITIES

At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $27,583,079, and the net unrealized appreciation of investments based on the cost was $286,531 which is comprised of $519,843 aggregate gross unrealized appreciation and $233,312 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                                     For The Period
                                        For the Six    For The Year  For The Year    Since Inception
                                        Months Ended       Ended        Ended        (Nov. 17, 1993)
                                       January 31,1997    July 31,     July 31,          Through
                                         (Unaudited)        1996         1995         July 31, 1994
                                       -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 11.00         $ 10.95       $ 10.82         $ 11.49
                                       -------------------------------------------------------------
Income from Investment Operations:
    Net Investment Income                 $   .27         $   .57       $   .59         $   .45
    Net realized and unrealized gain
     (loss) on investments                    .13             .05           .13            (.67)
                                        ------------------------------------------------------------
    Total From Investment Operations      $   .40         $   .62       $   .72         $  (.22)
                                        ------------------------------------------------------------

Less Distributions:
    Dividends from net investment income  $  (.27)        $  (.57)      $  (.59)        $  (.45)
    Distributions from net capital gains      .00             .00           .00             .00
                                        ------------------------------------------------------------
Total Distributions                       $  (.27)        $  (.57)      $  (.59)        $  (.45)
                                        ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 11.13         $ 11.00       $ 10.95         $ 10.82
                                        ============================================================

Total Return                                 7.42%(A)(B)     5.73%(A)      7.14%(A)       (3.20)%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands)                       $28,175         $18,077       $14,445          $8,171
     Ratio of net expenses (after expense
      assumption) to average net assets      0.70%(B)(C)     0.62%(C)      0.35%(C)        0.19%(B)(C)
     Ratio of net investment income to
      average net assets                     4.96%(B)        5.13%         5.63%           5.51%(B)
     Portfolio turnover rate                 4.28%          27.20%       140.00%         314.00%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed expenses of $66,137, $129,053, $146,913 and $70,186, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.32%, 1.38%, 1.66%, and 2.25%, respectively.

Dear Shareholder:

We are pleased to submit the first report to shareholders for the period ended January 31, 1997. The Fund began operations on September 25, 1996 and the promotion phase is in full swing. Included with this report is a list of portfolio holdings along with the financial statements for the period.

Management Discussion and Analysis:

Moderate economic growth and low inflation during the period allowed municipal bond prices to advance generally until later in the period. Then bond values began to move lower as concerns about possible Federal Reserve monetary policy tightening settled into the market.

The Oklahoma Municipal Fund turned in steady performance for the period. Net asset value per share was $11.49 at inception and increased to $11.56 by January 31, 1997. The adviser continues to invest primarily in high-grade Oklahoma tax-exempt bonds. More information on the portfolio makeup and performance are included on the next page.

Economic Outlook and Municipal Bond Overview:

U.S. economic growth has continued at a moderate pace and inflation has not been excessive. As 1997 unfolds we anticipate that the Federal Reserve will remain vigilant and may possibly move to curb inflation by tightening credit. Tax-exempt bonds should offer reasonable stability and liberal returns in the months ahead.

We continue to be pleased with the performance of the Fund and would like to take this opportunity to thank you for your support and look forward to serving the shareholders of The Oklahoma Municipal Fund.



                                                 Sincerely,


                                                 Robert E. Walstad
                                                 President

THE OKLAHOMA MUNICIPAL FUND
January 31, 1997 (Unaudited)

                           The Oklahoma Municipal Fund
                           ---------------------------
                           Performance and Composition

Portfolio Quality Ratings
-------------------------
[pie chart]
AAA      79.9%
AA        1.7%
A        13.8%
BBB       0.0%
NR        4.6%
(non-rated)
(Based on Total Long-Term Investmentsts)

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Service and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment advisor.

Key Statistics
--------------
9-25-96 NAV (share value)     $11.49
1-31-97 NAV                   $11.56
Average Maturity              15.8 yrs.
Average Duration              12.0 yrs.
Number of Issues              16
Total Net Assets              $603,089

Average Annual Total Returns
----------------------------
For periods ending January 31, 1997
Average Annual Total Returns
-----------------------------------
1 yr.     5 yr.     Since Inception
-----------------------------------
 N/A       N/A            N/A
-----------------------------------
No total return data is available for the Fund as it has not yet completed one full year of operation. See the "Financial Highlights" section of the semi -annual report.

Portfolio Market Sectors
------------------------
[pie chart]
Insured         56.0%
Utilities       22.8%
Education        8.6%
Housing          4.2%
Real Estate      4.1%
Other            2.6%
Gen. Obligation  1.7%
(As a % of Net Assets)
Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

Portfolio Manager's Comments
----------------------------
Moderate economic growth and low inflation in 1996 led to a good beginning for The Oklahoma Municipal Fund. This was achieved by investing primarily in high quality, double tax-exempt Oklahoma municipal bonds with areas of concentration in utility and insured bond issues.

Looking forward in 1997, we expect the U.S. Economy will continue its expansion, with real Gross Domestic Product (GDP) growing slightly stronger than in 1996. This could lead to slightly higher inflation as is evident in wages, as well as in consumer and industrial material prices.

The higher-than-expected growth and inflation should prompt the Federal Reserve to raise rates sometime in 1997. However, we think the increases will be gradual enough to prevent a major market decline, although some volatility is to be expected

With this in mind, our efforts will be to continue to provide a high level of double tax-free income, consistent with preservation of capital.

Schedule of Investments  Janurary 31, 1997 (Unaudited)

Name Gen. Obligation  1.7%of Issuer
                                                      Ratings
Percentages represent the market value                ----------------
of each investment category to net assets                        Std. &    Coupon                 Principal      Market
                                                      Moody's    Poor's     Rate      Maturity      Amount       Value
                                                      -----------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (97.4%)

GENERAL OBLIGATION (1.7%)
OK General Obligation Limited Tax Building               Aa-1       AA+    5.000%     07-15-08     $  10,000     $  10,150
                                                                                                                 ---------
HOUSING (4.2%)
OK Housing Finance Agcy. (Homeownership) Single
 Family Rev.                                             Aaa        NR     6.100%     09-01-16     $  25,000     $  25,209
                                                                                                                 ---------
INSURED/GUARANTEED (56.0%)
Central OK Transportation & Parking Auth. (Parking)
 FSA Insured                                             Aaa        AAA    5.250%     07-01-16     $  25,000     $  24,102
Grand River Dam Auth., OK  Rev. AMBAC Insured            Aaa        AAA    6.250      06-01-11       110,000       120,933
Langston University, OK (Student Housing) COP's MBIA
 Insured                                                 Aaa        AAA    5.125      02-01-17        20,000        18,458
OK Dev. Finance Auth. (OK State University) Rev.
 AMBAC Insured                                           Aaa        AAA    5.600      07-01-11        35,000        37,038
OK State Municipal Power Auth. Rev. MBIA Insured         Aaa        AAA    5.875      01-01-15        25,000        26,720
OK State Turnpike Auth. Rev. AMBAC Insured               Aaa        AAA    6.000      01-01-12        25,000        27,201
OK State Turnpike Auth. Rev. AMBAC Insured               Aaa        AAA    6.100      01-01-15        30,000        33,025
Tulsa, OK (St. John's Med. Ctr.) Industrial Auth.
 MBIA Insured                                            Aaa        AAA    5.375      02-15-11        25,000        24,548
Tulsa, OK Community College (Student Ctr.) Rev.
 MBIA Insured                                            Aaa        AAA    5.500      07-01-16        25,000        25,494
                                                                                                                 ---------
                                                                                                                 $ 337,519
                                                                                                                 ---------
REAL ESTATE (4.1%)
OK Capital Improvement Auth. Rev.                        A          NR     5.500%     10-01-16     $  25,000     $  24,919
                                                                                                                 ---------
SCHOOL (8.6%)
OK Dev. Finance Auth. (Southern Nazarene Univ.) Rev.     NR         NR     6.500%     11-01-13     $  25,000     $  26,818
OK State Student Loan Rev. Ref.                          A-1        A      5.100      08-01-08        25,000        25,320
                                                                                                                 ---------
                                                                                                                 $  52,138
                                                                                                                 ---------
UTILITIES (22.8%)
Grand River Dam Auth., OK  Rev. Ref.                     A          A-     5.500%     06-01-10     $  30,000     $  30,691
OK State Municipal Power Auth. Rev.                      Aaa        AAA    5.875      01-01-12       100,000       106,974
                                                                                                                 ---------
                                                                                                                 $ 137,665
                                                                                                                 ---------
TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $584,577)                                                                 $ 587,600
                                                                                                                 ---------
 SHORT TERM SECURITIES (2.1%)
 Federated Tax-Free Trust (COST: $12,936)                                                                           12,936
                                                                                                                 ---------
TOTAL INVESTMENTS IN SECURITIES (COST: $597,513)                                                                 $ 600,536
                                                                                                                 =========

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997 (Unaudited)

Statement of Assets and Liabilities Januay 31, 1997 (Unaudited)
---------------------------------------------------------------

Assets
     Investment in securities, at value (Cost: $597,513)                    $ 600,536
     Accrued interest receivable                                                5,588
     Accrued dividends receivable                                                  73
     Receivable for fund shares sold                                           30,000
     Deferred organization costs                                               26,550
                                                                            ---------
        Total Assets                                                        $ 662,747
                                                                            =========

Liabilities
     Dividends payable                                                      $   2,267
     Security purchases payable                                                28,467
     Organizational costs payable                                              26,550
     Other Payables                                                             2,374
                                                                            ---------
        Total Liabilities                                                   $  59,658
                                                                            ---------

Net Assets                                                                  $ 603,089
                                                                            =========

       Net asset value per share, 52,173 shares outstanding                 $   11.56
                                                                            =========

Statement of Operations  for the period since inception (September 25, 1996)
through January 31, 1997 (Unaudited)
----------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                               $   6,474
     Dividends                                                                    476
                                                                            ---------
          Total Investment Income                                           $   6,950
                                                                           ----------

EXPENSES
     Investment advisory fees                                               $     670
     Distribution fees (12b-1)                                                    350
     Custodian fees                                                                12
     Transfer agent fees                                                          273
     Accounting service fees                                                    8,072
     Printing and postage                                                         401
                                                                            ---------
          Total Expenses                                                    $   9,778
Less expenses waived  or absorbed
 by the Fund's manager                                                          9,778
                                                                            ---------
          Total Net Expenses                                                $       0
                                                                            ---------
NET INVESTMENT INCOME                                                       $   6,950
                                                                            ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
      investment transactions                                               $   (296)
     Net change in unrealized appreciation
      (depreciation) of investments                                             3,023
                                                                            ---------
          Net Realized And Unrealized Gain (Loss) On
          Investments                                                       $   2,727
                                                                            ---------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                   $   9,677
                                                                            =========

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 1997 (Unaudited)

Statement of Changes in Net Assets
For the period since inception (September 25, 1996) through January 31, 1997 (Unaudited)
----------------------------------------------------------------------------

                                                                               For The Period
                                                                               Since Inception
                                                                             (September 25, 1996
                                                                           Through January 31, 1997)
                                                                                  (Unaudited)
                                                                           -------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                                       $     6,950
     Net realized gain (loss) on investment transactions                               (296)
     Net change in unrealized appreciation (depreciation) on investments               3,023
                                                                                 -----------
          Net Increase (Decrease) in Net Assets Resulting From Operations        $     9,677
                                                                                 -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                        $    (6,950)
     Distributions from net realized gain on investment transactions                       0
                                                                                 -----------
          Total Dividends and Distributions                                      $    (6,950)
                                                                                 -----------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares                                                $   597,894
     Proceeds from reinvested dividends                                                2,529
     Cost of shares redeemed                                                             (61)
                                                                                 -----------
          Net Increase (Decrease) in Net Assets Resulting From Capital
           Share Transactions                                                    $   600,362
                                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                                     $   603,089

NET ASSETS, BEGINNING OF PERIOD                                                  $         0
                                                                                 -----------
NET ASSETS, END OF PERIOD                                                        $   603,089
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 1997 (Unaudited)

Note 1.     ORGANIZATION

Business Operations - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares to the public. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital.
Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Deferred organization costs - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Investment income - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.     CAPITAL SHARE TRANSACTIONS

As of January 31, 1997, there were unlimited shares of no par authorized; 52,173 shares were outstanding. Transactions in capital shares were as follows:

                                                                        Shares                          Amount
                                                              ---------------------------------------------------------
                                                                 For the Period Since           For the Period Since
                                                              Inception (Sept. 25, 1996)     Inception (Sept. 25, 1996)
                                                                Through Jan. 31, 1997          Through Jan. 31, 1997
                                                              ---------------------------------------------------------
Shares sold                                                               51,961                    $   597,894
Shares issued on reinvestment of dividends                                   217                          2,529
Shares redeemed                                                               (5)                           (61)
                                                              ---------------------------------------------------------
Net increase                                                              52,173                    $   600,362
                                                              =========================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ranson Capital Corporation, the Fund's investment adviser and underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The adviser elected to waive all investment advisory fees for the period ended January 31, 1997. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.25% of the average daily net assets of the Fund to Ranson Capital Corporation (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at an annual rate not to exceed 0.25% of the average daily net assets of the Fund for the prior month. Capital has elected to waive all 12b-1 fees for the period ended January 31, 1997.

ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. ND Holdings, Inc. has assumed all transfer agent and accounting service fees for the period ended January 31, 1997.

Note 5.     INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $885,307 and $300,104 respectively, for the period ended January 31, 1997.

Note 6.     INVESTMENT IN SECURITIES

At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $597,513, and the net unrealized appreciation of investments based on the cost was $3,023 which is comprised of $4,010 aggregate gross unrealized appreciation and $987 aggregate gross unrealized depreciation.

Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                            For The Period
                                                            Since Inception
                                                            (Sept. 25, 1996)
                                                                Through
                                                            January 31, 1997
                                                            ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  11.49
                                                            ----------------
Income from Investment Operations:
     Net Investment Income                                      $    .20
 Net realized and unrealized gain (loss) on investments              .07
                                                            ----------------
Total From Investment Operations                                $    .27
                                                            ----------------

Less Distributions:
     Dividends from net investment income                       $   (.20)
     Distributions from net capital gains                            .00
                                                            ----------------
        Total Distributions                                     $   (.20)
                                                            ----------------
NET ASSET VALUE, END OF PERIOD                                  $  11.56
                                                            ================

Total Return                                                        7.11%(A)(B)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)                       $603
     Ratio of net expenses (after expense assumption)
      to average net assets                                         0.00%(C)
     Ratio of net investment income to average net assets           5.10%(B)
     Portfolio turnover rate                                       82.10%

(A)  Excludes maximum sales charge of 4.25%.
(B)  Ratio was annualized.
(C) During the period ended January 31, 1997, ND Holdings, Inc. assumed expenses of $9,778. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 7.17%.